FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets			¥ 125,524,021
Non-recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	0		125,524,021	0
Property, plant and equipment, net, total	6,680,187,156		4,738,681,353	3,766,435,564
Non-recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net	0		0	0
Non-recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net	0		0	0
Non-recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net	¥ 6,680,187,156		¥ 4,738,681,353	¥ 3,766,435,564